OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Royalties - IIA payable	$ 938	$ 655
Commissions to distributors	333	395
Accrued expenses	810	440
Other payables and accrued expenses, total	$ 2,081	$ 1,490